Investments in Equity-Accounted Investees, Associates and Joint Venture (Tables)	9 Months Ended
Sep. 30, 2025
Investments in Equity-Accounted Investees, Associates and Joint Venture [Abstract]
Schedule of Refers to Investments in Associate and Joint Venture

Refers to investments in associate and joint venture:

					Equity
	Participation	Balance at January 1, 2025	Addition (disposal)	Profit distribution	Changes in the equity of investees	Proportionate share of income	Balance at September 30, 2025
Meat Snacks Partners, LLC	50%	19,334	—	(6,197)	2,367	7,243	22,747
JBS Foods Ontario, Inc.	100%	17,372	—	—	14	841	18,227
Birla Societá Agricola Srl	20%	1,606	—	—	212	57	1,875
Mantiqueira Alimentos (1)	48.5%	—	165,271	—	11,552	6,867	183,690
Total		38,312	165,271	(6,197)	14,145	15,008	226,539

				Equity
	Participation	Balance at January 1, 2024	Profit distribution	Changes in the equity of investees	Proportionate share of income	Balance at September 30, 2024
Meat Snacks Partners, LLC	50%	38,922	(8,460)	(3,414)	(977)	26,071
JBS Foods Ontario, Inc.	100%	15,994	—	—	757	16,751
Birla Societá Agricola Srl	20%	1,685	—	15	(11)	1,689
Total		56,601	(8,460)	(3,399)	(231)	44,511

(1)	The Company, through its subsidiary JBS Holding, formalized on January 27, 2025, an agreement to acquire 48.5% of the total share capital and 50% of the voting shares of Mantiqueira Alimentos Ltda., a leading company in organic eggs (produced without antibiotics, hormones, and with free-range hens). The transaction received unconditional approval from CADE (Administrative Council for Economic Defense) on February 26, 2025 and was finalized on April 1st, 2025.